Transactions with Related Parties - Transactions with Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	₩ 614,169	₩ 375,601	₩ 259,249
Operating expense and others	2,026,419	2,122,776	2,266,988
Acquisition of property and equipment	884,838	902,063	1,070,246
Collection of loans		204	204
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	273,047	179,708	123,873
Operating expense and others	481	313	251
Acquisition of property and equipment	0
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	17,286	5,924	10,720
Operating expense and others	13,864	35,296	33,389
Acquisition of property and equipment	457	1,202	940
Collection of loans		204	204
SK Holdings Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	53,507	20,050	25,049
Operating expense and others	612,248	601,176	600,600
Acquisition of property and equipment	95,426	151,502	283,556
F&U Credit information Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	2,293	2,777	3,431
Operating expense and others	55,179	54,857	52,150
Acquisition of property and equipment	0		153
HappyNarae Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		1,002	3,025
Operating expense and others		20,286	29,276
Acquisition of property and equipment		88,327	68,472
KEB HanaCard Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	832	15,046	17,873
Operating expense and others	1,901	15,387	15,045
Acquisition of property and equipment	0
SK Wyverns Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,399
Operating expense and others	21,528
Acquisition of property and equipment	0
Associates [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	294,857	204,457	158,922
Operating expense and others	92,953	126,139	130,111
Acquisition of property and equipment	457	89,529	69,565
Collection of loans		204	204
SK Engineering & Construction Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	13,339	4,662	5,865
Operating expense and others	1,601	1,122	1,077
Acquisition of property and equipment	7,400	8,700
SK Innovation Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	26,697	44,010	7,639
Operating expense and others	2,777	996	950
Acquisition of property and equipment	0
SK Networks Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	29,321	23,078	21,694
Operating expense and others	1,088,443	1,189,404	1,220,251
Acquisition of property and equipment	449	460	671
SK Networks Services Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	1,056	774	510
Operating expense and others	76,671	90,723	96,949
Acquisition of property and equipment	4,979	5,478	6,346
SK Telesys Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	474	362	417
Operating expense and others	9,686	10,945	51,394
Acquisition of property and equipment	59,392	127,840	152,659
SK TNS Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	240	140	137
Operating expense and others	35,824	31,220	37,051
Acquisition of property and equipment	607,546	493,793	494,621
SK Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	16,294	15,134	8,505
Operating expense and others	516	897	779
Acquisition of property and equipment	0
SK hynix Semiconductor (China) Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	73,542
Operating expense and others	0
Acquisition of property and equipment	0
SK Global Chemical International Trading (Shanghai) Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	14,535
Operating expense and others	131
Acquisition of property and equipment	0
SK Gas Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		7,653	2,727
Operating expense and others		2	4
Collection of loans		0
SKC INFRA SERVICE Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others		57	19
Operating expense and others		50,829	46,900
Acquisition of property and equipment		24,761	47,163
Miscellaneous other related parties [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	90,307	55,224	18,233
Operating expense and others	105,569	19,323	28,209
Acquisition of property and equipment	109,189		17
Others [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others	265,805	151,094	75,278
Operating expense and others	1,321,218	1,395,461	1,536,277
Acquisition of property and equipment	₩ 788,955	₩ 661,032	717,125
SK Shipping Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			3,183
Operating expense and others			35
Ko-one energy service Co., Ltd. [Member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			5,164
Operating expense and others			44
SK Infosec Co., Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Operating revenue and others			1,185
Operating expense and others			52,634
Acquisition of property and equipment			₩ 15,648